Condensed Consolidated Statements of Financial Condition (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for loans receivable (in Dollars)	$ 13,249	$ 15,676	$ 20,818
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, shares issued	19,879,603	19,302,603	19,302,603
Common stock, shares outstanding	19,879,603	19,302,603	19,302,603